Goodwill and Intangible Assets, net - Schedule of Intangible Assets (Details) - Acquired Developed Technology [Member] - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022		Dec. 31, 2021		Dec. 31, 2020
Acquired Finite Lived Intangible Assets [Line Items]
Weighted Average Amortization Period	13 years 10 months 24 days		13 years 3 months 18 days		6 years
Gross Carrying Amount	$ 43,806	[1]	$ 25,038	[1]	$ 5,490
Accumulated Amortization	(4,626)	[1]	(3,396)	[1]	(2,196)
Net	$ 39,180		$ 21,642	[2]	$ 3,294	[2]

[1]	Gross carrying amount and accumulated amortization include the impact of cumulative foreign currency translation adjustments.
[2]	Includes a decrease of $0.9 million in the net intangible assets balance in 2021 due to foreign currency translation.